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Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166
                                  March 8, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

     Re:      Metropolitan Life Separate Account E
              File No. 811-4001

Commissioners:

     Annual Reports dated December 31, 2004 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The annual reports for certain portfolios of Calvert Variable Series Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000708950, File No. 811-03591.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329 and Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511.

                                            Sincerely,

                                            /s/ Ellen Mitchell
                                            Ellen Mitchell